Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Mar. 14, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	JRJC
Entity Registrant Name	CHINA FINANCE ONLINE CO. LTD
Entity Central Index Key	0001297830
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		110,935,383

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 64,641,092	$ 106,773,478
Restricted cash	29,861,162	14,533,347
Prepaid expenses and other current assets	3,578,672	4,077,398
Trust bank balances held on behalf of customers	18,663,564	9,625,461
Loan receivable	9,565,503
Short-term investments	10,700,838	31,272
Deferred tax assets, current	633,678	3,634,120
Total current assets	152,000,990	150,405,125
Property and equipment, net	6,529,819	8,276,275
Acquired intangible assets, net		4,349,181
Cost method investment		1,479,571
Rental deposits	738,297	718,800
Goodwill		12,949,587
Other assets	223,874	231,107
Deferred tax assets, non-current	483,703	1,680,936
Total assets	159,976,683	180,090,582
Current liabilities:
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $13,340,978 and $7,037,155 as of December 31, 2010 and December 31, 2011, respectively)	17,287,260	32,994,717
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $2,659,121 and $3,127,403 as of December 31, 2010 and December 31, 2011, respectively)	6,457,049	10,838,363
Amounts due to customers for the trust bank balances held on their behalf (including amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2010 and December 31, 2011, respectively)	18,663,564	9,625,461
Short-term loan (including short-term loan of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2010 and December 31, 2011, respectively)	19,170,891	6,424,093
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $31,498 and $114,934 as of December 31, 2010 and December 31, 2011, respectively)	144,496	221,084
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $93,956 and $24,621 as of December 31, 2010 and December 31, 2011, respectively)	134,732	155,394
Deferred tax liabilities, current (including deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and $2,725 as of December 31, 2010 and December 31, 2011, respectively)	45,333
Total current liabilities	61,903,325	60,259,112
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $4,961,948 and $3,032,794 as of December 31, 2010 and December 31, 2011, respectively)	7,237,117	13,021,678
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $947,758 and nil as of December 31, 2010 and December 31, 2011, respectively)		966,689
Total liabilities	69,140,442	74,247,479
Commitments (Note 21)
China Finance Online Co. Limited shareholder's equity:
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,887,883 and 110,935,383 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	14,325	14,319
Additional paid-in capital	80,446,578	78,974,697
Accumulated other comprehensive income	10,927,248	8,030,982
Retained earnings (deficits)	(447,002)	18,879,907
Total China Finance Online Co. Limited shareholders' equity	90,941,149	105,899,905
Noncontrolling interest	(104,908)	(56,802)
Total equity	90,836,241	105,843,103
Total liabilities and equity	159,976,683	180,090,582
Margin Clients
Current assets:
Accounts receivable	12,888,630	8,095,396
All Other
Current assets:
Accounts receivable	$ 1,467,851	$ 3,634,653

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred revenue current, consolidated variable interest entities without recourse to China Finance Online Co. Limited	$ 17,287,260	$ 32,994,717
Accrued expenses and other current liabilities, consolidated variable interest entities without recourse to China Finance Online Co. Limited	6,457,049	10,838,363
Amounts due to customers for the trust bank balances held on their behalf, consolidated variable interest entities without recourse to China Finance Online Co. Limited	18,663,564	9,625,461
Short-term loan, consolidated variable interest entities without recourse to China Finance Online Co. Limited	19,170,891	6,424,093
Accounts payable, consolidated variable interest entities without recourse to China Finance Online Co. Limited	144,496	221,084
Income taxes payable, consolidated variable interest entities without recourse to China Finance Online Co. Limited	134,732	155,394
Deferred tax liabilities current, consolidated variable interest entities without recourse to China Finance Online Co. Limited	45,333
Deferred revenue non-current, consolidated variable interest entities without recourse to China Finance Online Co. Limited	7,237,117	13,021,678
Deferred tax liabilities non-current, consolidated variable interest entities without recourse to China Finance Online Co. Limited		966,689
Ordinary shares, par value	$ 0.00013	$ 0.00013
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	110,935,383	110,887,883
Ordinary shares shares outstanding	110,935,383	110,887,883
All Other
Accounts receivable, allowance for doubtful accounts	129,439	36,039
Variable Interest Entity, Primary Beneficiary
Deferred revenue current, consolidated variable interest entities without recourse to China Finance Online Co. Limited	7,037,155	13,340,978
Accrued expenses and other current liabilities, consolidated variable interest entities without recourse to China Finance Online Co. Limited	3,127,403	2,659,121
Accounts payable, consolidated variable interest entities without recourse to China Finance Online Co. Limited	114,934	31,498
Income taxes payable, consolidated variable interest entities without recourse to China Finance Online Co. Limited	24,621	93,956
Deferred tax liabilities current, consolidated variable interest entities without recourse to China Finance Online Co. Limited	2,725
Deferred revenue non-current, consolidated variable interest entities without recourse to China Finance Online Co. Limited	3,032,794	4,961,948
Deferred tax liabilities non-current, consolidated variable interest entities without recourse to China Finance Online Co. Limited		$ 947,758

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 53,008,065	$ 59,716,042	$ 53,605,877
Cost of revenues	8,770,617	8,497,145	8,146,724
Gross profit	44,237,448	51,218,897	45,459,153
Operating expenses:
General and administrative (including share-based compensation of $6,436,536, $4,152,437 and $1,326,174 for 2009, 2010 and 2011, respectively)	11,227,632	13,208,337	16,982,032
Product development (including share-based compensation of $56,505, $151,255 and $99,239 for 2009, 2010 and 2011, respectively)	13,313,635	13,027,879	10,754,380
Sales and marketing (including share-based compensation of $107,675, $215,979 and $113,389 for 2009, 2010 and 2011, respectively)	21,337,799	26,991,093	26,095,233
Loss from impairment of intangible assets	4,078,084
Loss from impairment of goodwill	13,463,224
Total operating expenses	63,420,374	53,227,309	53,831,645
Government subsidies	265,016	514,113	567,373
Loss from operations	(18,917,910)	(1,494,299)	(7,805,119)
Interest income	2,744,665	1,590,218	1,352,307
Interest expense	(247,818)	(142,169)
Exchange gain, net	1,349,924	812,969	1,874
Short-term investment income	1,032,444	1,138,147	40,574
Other expense, net	(7,256)	(7,321)	(257,674)
Loss from impairment of cost method investment	(1,479,571)
Income (loss) before income tax benefit (expense)	(15,525,522)	1,897,545	(6,668,038)
Income tax benefit (expense)	(3,938,433)	(263,386)	446,164
Net income (loss)	(19,463,955)	1,634,159	(6,221,874)
Less: net loss attributable to the noncontrolling interest	(137,046)	(325,963)	(2,131)
Net income (loss) attributable to China Finance Online Co. Limited	$ (19,326,909)	$ 1,960,122	$ (6,219,743)
Net income (loss) per share attributable to China Finance Online Co. Limited
Basic	$ (0.18)	$ 0.02	$ (0.06)
Diluted	$ (0.18)	$ 0.02	$ (0.06)
Weighted average shares used in calculating net income (loss) per share
Basic	108,961,642	108,247,552	105,203,564
Diluted	108,961,642	114,125,022	105,203,564

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based compensation	$ 1,538,802	$ 4,519,671	$ 6,600,716
General and Administrative Expense
Share-based compensation	1,326,174	4,152,437	6,436,536
Research and Development Expense
Share-based compensation	99,239	151,255	56,505
Selling and Marketing Expense
Share-based compensation	$ 113,389	$ 215,979	$ 107,675

CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (USD $)	Total	Employee	Non Employee	Ordinary shares	Ordinary shares Employee	Ordinary shares Non Employee	Additional paid-in capital	Additional paid-in capital Employee	Additional paid-in capital Non Employee	Acumulated other comprehensive income (loss)	Retained earnings	Total China Finance Online Co. Limited shareholders' equity	Total China Finance Online Co. Limited shareholders' equity Employee	Total China Finance Online Co. Limited shareholders' equity Non Employee	Non controlling interest	Total comprehensive income(loss)
Beginning Balance at Dec. 31, 2008	$ 96,942,355			$ 14,206			$ 67,340,543			$ 6,448,078	$ 23,139,528	$ 96,942,355
Beginning Balance (in shares) at Dec. 31, 2008				110,014,433
Exercise of share options (in shares)					185,730	50,000
Exercise of share options		181,381	8,000		24	7		181,357	7,993				181,381	8,000
Share-based compensation	6,600,716						6,600,716					6,600,716
Acquisition of CFO Securities Consulting	261,660														261,660
Foreign currency translation adjustment	(105,313)									(105,313)		(105,313)				(105,313)
Net income (loss)	(6,221,874)										(6,219,743)	(6,219,743)			(2,131)	(6,221,874)
Comprehensive income (loss) net Of tax including portion attributable to noncontrolling interest																(6,327,187)
Ending Balance at Dec. 31, 2009	97,666,925			14,237			74,130,609			6,342,765	16,919,785	97,407,396			259,529
Ending Balance (in shares) at Dec. 31, 2009				110,250,163
Exercise of share options (in shares)					637,720
Exercise of share options		717,257			82			717,175					717,257
Share-based compensation	4,519,671						4,504,806					4,504,806			14,865
Acquisition of noncontrolling interest of CFO Securities Consulting	(383,126)						(377,893)					(377,893)			(5,233)
Foreign currency translation adjustment	1,688,217									1,688,217		1,688,217				1,688,217
Net income (loss)	1,634,159										1,960,122	1,960,122			(325,963)	1,634,159
Comprehensive income (loss) net Of tax including portion attributable to noncontrolling interest																3,322,376
Ending Balance at Dec. 31, 2010	105,843,103			14,319			78,974,697			8,030,982	18,879,907	105,899,905			(56,802)
Ending Balance (in shares) at Dec. 31, 2010				110,887,883
Exercise of share options (in shares)					47,500
Exercise of share options		22,025			6			22,019					22,025
Share-based compensation	1,538,802						1,449,862					1,449,862			88,940
Net unrealized losses on available-for-sale securities, net of tax effects of $(5,728)	(32,457)									(32,457)		(32,457)				(32,457)
Foreign currency translation adjustment	2,928,723									2,928,723		2,928,723				2,928,723
Net income (loss)	(19,463,955)										(19,326,909)	(19,326,909)			(137,046)	(19,463,955)
Comprehensive income (loss) net Of tax including portion attributable to noncontrolling interest																(16,567,689)
Ending Balance at Dec. 31, 2011	$ 90,836,241			$ 14,325			$ 80,446,578			$ 10,927,248	$ (447,002)	$ 90,941,149			$ (104,908)
Ending Balance (in shares) at Dec. 31, 2011				110,935,383

CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Net unrealized losses on available-for-sale securities, tax	$ 5,728

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (19,463,955)	$ 1,634,159	$ (6,221,874)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	1,538,802	4,519,671	6,600,716
Depreciation and amortization	3,481,973	3,610,026	2,987,094
Provision of allowance for doubtful accounts	93,400	238,077
Gain from short term investments	(1,032,444)	(1,138,147)	(40,574)
Deferred taxes	3,276,319	(99,475)	(917,284)
Loss on disposal of property and equipment	30,702	53,547	182,235
Loss from impairment of cost method investment	1,479,571
Loss from impairment of intangible assets	4,078,084
Loss from impairment of goodwill	13,463,224
Changes in assets and liabilities:
Prepaid expenses and other current assets	321,279	157,930	4,648,114
Advances to employees			160,634
Trust bank balances held on behalf of customers	(9,009,643)	3,642,887	(11,305,861)
Restricted cash	(468,176)
Rental deposits	5,326	20,021	(133,601)
Deferred revenue	(23,245,520)	(540,386)	8,206,417
Account payable	(135,763)	108,382	(113,289)
Accrued expenses and other current liabilities	(4,571,482)	2,355,637	3,387,725
Amounts due to customers for the trust bank balance held on their behalf	9,009,643	(3,642,887)	11,305,861
Income taxes payable	(20,662)	27,067	(18,097)
Net cash provided by (used in) operating activities	(23,786,442)	4,584,695	16,231,214
Investing activities:
Purchase of property and equipment	(726,468)	(906,296)	(4,514,342)
Acquisition of businesses (net of cash acquired of $8,282 and nil for the years ended December 31, 2009, and 2010, respectively)		(89,335)	(1,932,472)
Consideration paid for acquiring noncontrolling interest of CFO Securities Consulting		(383,126)
Purchase of term deposits	(19,712,865)
Proceeds from maturity of term deposits	19,903,236
Purchase of short-term investments	(40,732,106)	(5,616,027)	(267,782)
Proceeds from sales of short-term investments	31,562,160	6,830,374	240,775
Restricted cash	(13,511,584)	(14,216,294)
Loan receivable	(9,559,001)
Proceeds from disposal of fixed assets	632	4,936	1,468
Net cash (used in) investing activities	(32,775,996)	(14,375,768)	(6,472,353)
Financing activities:
Proceeds from short-term loan	12,716,763	6,435,586
Net cash provided by financing activities	12,738,788	7,152,843	189,381
Effect of exchange rate changes	1,691,264	2,020,624	(101,377)
Net increase (decrease) in cash and cash equivalents	(42,132,386)	(617,606)	9,846,865
Cash and cash equivalents, beginning of year	106,773,478	107,391,084	97,544,219
Cash and cash equivalents, end of year	64,641,092	106,773,478	107,391,084
Supplemental disclosure of cash flow information
Income taxes paid	682,776	377,970	515,782
Employee
Financing activities:
Proceeds from stock options exercised	22,025	717,257	181,381
Non Employee
Financing activities:
Proceeds from stock options exercised			8,000
All Other
Changes in assets and liabilities:
Accounts receivable	2,156,795	(971,341)	(722,778)
Margin Clients
Changes in assets and liabilities:
Accounts receivable	$ (4,773,915)	$ (5,390,473)	$ (1,774,224)

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Acquisition of businesses, cash acquired	$ 8,282

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.     ORGANIZATION AND PRINCIPAL ACTIVITIES

China Finance Online Co. Limited (“China Finance Online” or the “Company”) was incorporated in Hong Kong on November 2, 1998. China Finance Online, its subsidiaries, its variable interest entities (“VIEs”) and its VIEs’ subsidiaries (collectively, the “Group”) are principally providing vertically integrated financial services including news, data, analytics, securities investment advisory and brokerage through web portals, software systems, and mobile handsets.

In the fourth quarter of 2011, the Group determined to implement a strategic transition of its core business from providing subscription services to individual investors to developing fee-based securities investment advisory services with wealth management services starting from April 2012.

Details of China Finance Online’s significant subsidiaries, VIEs and VIEs’ subsidiaries as of December 31, 2011 were as follows:

	Place of	Date of	legal
	incorporation or	incorporation or	ownership	Principal
Company name	establishment	acquisition	interest	activity
Subsidiaries:
China Finance Online (Beijing) Co., Ltd. (“CFO Beijing”)	Beijing, PRC	Jul. 9, 1998	100%	Subscription service
Fortune Software (Beijing) Co., Ltd. (“CFO Software”)	Beijing, PRC	Dec. 7, 2004	100%	Subscription service
Fortune (Beijing) Success Technology Co., Ltd. (“CFO Success”)	Beijing, PRC	Oct. 16, 2007	100%	Subscription service
Fortune (Beijing) Wisdom Technology Co., Ltd. (“CFO Wisdom”)	Beijing, PRC	Oct. 16, 2007	100%	Subscription service
Shenzhen Genius Information Technology Co., Ltd. (“CFO Genius”)	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Jujin Software (Shenzhen) Co., Ltd. (“CFO Jujin”)	Shenzhen, PRC	Mar. 9, 2007	100%	Subscription service
Stockstar Information Technology (Shanghai) Co., Ltd. (“CFO Stockstar”)	Shanghai, PRC	Oct. 1, 2006	100%	Subscription service
Zhengning Information & Technology (Shanghai) Co., Ltd. (“CFO Zhengning”)	Shanghai, PRC	Jan. 31, 2007	100%	Subscription service
Daily Growth Financial Holdings Limited (“Daily Growth Holdings”)	BVI	Jul. 16, 2007	85%	Investment holdings
Daily Growth Securities Limited (“Daily Growth Securities”)	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
Daily Growth Futures Limited (“Daily Growth Futures”)	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
Daily Growth Wealth Management Limited (“Daily Growth Wealth Management”)	Hong Kong, PRC	Oct. 8, 2008	85%	Securities advising
Daily Growth Investment Services Limited (“Daily Growth Investment Services”)	Hong Kong, PRC	Jun. 30, 2009	85%	N/A
Hong Kong Genius Information Technology Co., Ltd. (“CFO HK Genius”)	Hong Kong, PRC	May. 18, 2010	100%	N/A
Variable interest entities:
Beijing Fuhua Innovation Technology Investment Co., Ltd. (“CFO Fuhua”)	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shanghai Chongzhi Co., Ltd. (“CFO Chongzhi”)	Shanghai, PRC	Jun. 6, 2008	Nil	Subscription service
Fortune (Beijing) Qicheng Technology Co., Ltd. (“CFO Qicheng”)	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Beijing Chuangying Securities Advisory and Investment Co., Ltd. (“CFO Chuangying”) (Note 3)	Beijing, PRC	Jan. 9, 2009	Nil	Securities investment advising
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. (“CFO Newrand”)	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising
Shenzhen Shangtong Software Co., Ltd. (“CFO Shenzhen Shangtong”)	Shenzhen, PRC	Sep. 23, 2009	Nil	Subscription service
Subsidiaries of variable interest entities:
Shanghai Meining Computer Software Co., Ltd. (“CFO Meining”)	Shanghai, PRC	Oct. 1, 2006	Nil	Web portal, subscription and SMS
Shenzhen Newrand Securities Training Center (“CFO Newrand Training”)	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Shanghai Stockstar Securities Advisory and Investment Co., Ltd. (former name: Shanghai Securities Consulting Co., Ltd.) (“CFO Securities Consulting”) (Note 3)	Shanghai, PRC	Nov. 5, 2009	Nil	Securities investment advising

PRC regulations prohibit direct foreign ownership of business entities providing certain services in PRC, such as internet content service and securities investment advisory service. In order to comply with these regulations, China Finance Online, through its subsidiaries, entered into contractual arrangements with the Company’s VIEs and their equity owners who are PRC citizens as follows:

The Group made loans to the shareholders of the VIEs solely for the purposes of capitalizing the VIEs. Pursuant to the loan agreements, these loans can only be repaid by transferring all of their interests in the VIEs to the Group or a third party designated by the Group.

To provide the Company effective control over and ability to receive substantially all of the economic benefits of its VIEs, the Company’s wholly owned subsidiaries including CFO Beijing, CFO Software and CFO Success (collectively, the “WOFEs” and each a “WOFE”) have entered into a series of contractual arrangements with the VIEs, which include CFO Fuhua, CFO Chongzhi, CFO Qicheng, CFO Chuangying, CFO Newrand and CFO Shenzhen Shangtong.

Exclusive technology consulting and management service agreement

Pursuant to a series of technology support and service agreements, the WOFEs retain exclusive right to provide the VIEs and their subsidiaries technology support and consulting services and exclusive management consulting service. As a result of these services, the WOFEs are entitled to charge the VIEs and their subsidiaries annual service fees. The terms of the strategic consulting services agreement, the technical support services agreement and the operating support services agreement are twenty, ten and ten years, respectively, and these agreements will be automatically renewed on applicable expiration dates, unless the contracting WOFE informs the corresponding VIE its intention to terminate such contract one month prior to the applicable expiration date. Notwithstanding the foregoing, none of the parties has a right to terminate the service contracts. The principal services agreements that the WOFEs have entered into with VIEs include:

•	strategic consulting services agreement, pursuant to which the amount of the fee to be charged is 30% of each VIE’s income before tax;

•	technical support services agreement, pursuant to which the amount of the fee to be charged is 30% of each VIE’s income before tax; and

•	operating support services agreement, pursuant to which the amount of the fee to be charged is 40% of each VIE’s income before tax.

Exclusive purchase right agreement on the equity interest of the VIEs

Pursuant to the purchase option agreement, the WOFEs have the unconditional right to purchase the entire equity interest in, or all the assets of the VIEs at a price equal to the total principal amount of the loan lent by the WOFEs to the shareholders of the VIEs when and if such purchase is permitted by the PRC law or the current shareholders of the VIEs cease to be directors or employees of the VIEs. The term of the exclusive purchase right agreement is perpetual and can be terminated at the discretion of the WOFEs.

Power of attorney

Pursuant to the power of attorney, each of the shareholders of the VIEs have executed an irrevocable power of attorney assigning the WOFEs or individuals designated by the WOFEs as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of VIEs.

The Articles of Incorporation of the VIE state that the major rights of the shareholders include the right to appoint directors, the general manager and other senior management. Therefore, through the irrevocable power of attorney arrangement, the WOFEs have the ability to exercise effective control over the VIEs through shareholder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management team of the VIEs is the same as that of the WOFEs. The term of the power of attorney is twenty years and will be automatically renewed on the expiration date. The contract can be terminated at the discretion of the WOFEs.

Pledge agreement

Pursuant to the equity pledge agreement between the WOFEs and the shareholders of the VIEs, the shareholders of the VIEs pledged all of their equity interests in the VIEs to the WOFEs to guarantee the VIEs’ performance of its obligations under the exclusive technology consulting and service agreement. If the VIEs breach their contractual obligations under that agreement, the WOFEs, as the pledge, will be entitled to certain rights, including the rights to sell the pledged equity interests. The shareholders of the VIEs agree that, without prior written consent of the WOFEs, they will not transfer, sell, and dispose of or create any encumbrance on their equity interest in the VIEs. The term of the pledge agreement is twenty years and will be automatically renewed on the expiration date, unless the WOFEs inform the VIEs of their intention to terminate the agreement one month prior to the expiration date.

Through these contractual agreements, the WOFEs have the ability to effectively control the VIEs and are also able to receive substantially all the economic benefits of the VIEs.

Details of significant VIEs and their counterparts which substantially control the VIEs as of December 31, 2011 were as follows:

VIE name	Contractual arrangement	Date counterpart
CFO Fuhua	May 27, 2004	CFO Beijing
CFO Chongzhi	June 8, 2008	CFO Software
CFO Newrand	October 17, 2008	CFO Software and CFO Success
CFO Chuangying	January 21, 2009	CFO Software
CFO Shenzhen Shangtong	August 3, 2009	CFO Success
CFO Qicheng	November 20, 2009	CFO Chuangying

Risks in relation to the VIE structure

The Company’s ability to control the VIEs also depends on the power of attorney the WOFEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and

•	revoke the business and operating licenses of our PRC subsidiaries or VIEs;

•	restrict the rights to collect revenues from any of our PRC subsidiaries;

•	discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or VIEs;

•	require our PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations;

•	take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or

•	impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs. The Company does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, its subsidiaries, or the VIEs.

The Company has consolidated its VIEs because it was the primary beneficiary of those entities. Through the contractual agreements discussed above, the Company, through its wholly owned subsidiaries, has (1) the power to direct the activities of the VIEs that most significantly affect the entities’ economic performance and (2) the right to receive benefits from the VIEs, therefore it consolidates the VIEs.

The following financial statement amounts and balances of the VIEs and their subsidiaries were before intercompany elimination as of and for the years ended:

	Year ended December 31,
	2010	2011
Total assets	$99,752,337	$33,120,325
Total liabilities	$82,483,257	$16,431,574

	Year ended December 31,
	2009	2010	2011
Net revenue	$16,766,910	$25,737,779	$27,837,567
Net income (loss)	$2,354,387	$3,614,094	$(7,573,823)

	Year ended December 31,
	2009	2010	2011
Net cash provided by (used in) operating activities	$12,310,687	$7,926,255	$(11,948,507)
Net cash (used in) provided by investing activities	(1,560,927)	178,192	(7,726,567)
Net cash (used in) provided by financing activities	(21,587,013)	2,629,738	(37,146,641)
Effect of exchange rate changes	(59,929)	1,922,878	895,082

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of China Finance Online, its subsidiaries, VIEs and VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Restricted cash

Restricted cash consist of i)the security deposit for the credit standby letter issued by a bank to provide guarantee for the short-term loan borrowed by CFO HK Genius; ii) the deposit in bank accounts for providing guarantee to subscription revenue customers by CFO Securities Consulting in accordance with the requirement of China Securities Regulatory Commission (“CSRC”). The restriction period is one year.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Trust bank balances held on behalf of customers

Daily Growth Securities and Daily Growth Futures receive fund from customers for purpose of buying or selling securities on behalf of its customers and deposits the fund in its interest-bearing bank account. Such bank balance represents an asset of the Group for the amounts due to customers for the trust bank balance held on their behalf and payable to customers on demand. The Group also recognizes a corresponding liability.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include cost method investment, goodwill and impairment of long-lived assets, income taxes, sales refund and share-based compensation. Actual results could differ from those estimates.

Loan receivable

Loans are reported at either their outstanding principal balances or at fair value. For loans reported at their outstanding principal balances, interest income is accrued on the unpaid principal balance. A loan is considered impaired when, based on current events and the financial condition of the borrower, it is probable that the company will be unable to collect all principal and interest due according to the contractual terms of the loan agreement. Loan collectability is monitored by the Group in connection with the ongoing monitoring of the associated financial guarantee transactions.

Short-term investments

Short-term investments comprise marketable debt and equity securities, which are classified as trading, held-to-maturity or available-for-sale. Trading securities are securities that are bought and held principally for the purpose of selling them in the near term and are reported at fair value, with unrealized gains and losses recognized in earnings. Short-term investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. All of the Company’s held-to-maturity securities are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. Short-term investments classified as available for sale are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Available for sale securities are classified as current assets on the accompanying consolidated balance sheets because they are available for immediate sale.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment, in determining if impairment is needed.

Property and equipment, net

Property and equipment, net are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

Securities consulting license and related trademarks	15 years
Completed technology	5 years
Customer relationship	4-5 years
Value-added service license	3-4 years
Agreement with mobile operators	3 years
Intellectual property	10 years

Certain trademarks resulting from the acquisitions of business and certain trading rights bought by the Company are determined to have indefinite lives. If an intangible asset is determined to have an indefinite life, it is not amortized until its useful life is determined to be no longer indefinite.

Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. There were nil, nil and $3,035,265 impairment losses in relation to the long-lived assets with definite lives for the years ended December 31, 2009, 2010 and 2011.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable at least annually.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. The Company completes a two-step goodwill impairment test. The first step is to compare the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step is to compare the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.

The Group performs the annual impairment tests on December 31 of each year. Based on the Group’s assessment, the Group recorded nil, nil and $13,463,224 goodwill impairment losses during the years ended December 31, 2009, 2010 and 2011, respectively. In addition, the Group recorded nil, nil and $1,042,819 impairment losses in relation to intangible assets with indefinite life during the years ended December 31, 2009, 2010 and 2011, respectively.

Revenue recognition

The Group generates revenue primarily from annual subscription fees from subscribers to their financial data and information services including their downloadable proprietary research tools. The Group recognizes revenues when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the fee is fixed or determinable and (4) collectability is probable. Upon receipt of the upfront cash payments from the subscriber, the Group will activate the subscriber’s account and provide the subscriber the access code. This will commence a certain subscription period according to the customer demand and the full payment will be deferred and recognized ratably over the subscription period. The Group recognizes revenue ratably over the life of the arrangement. Estimated refund of subscription fees is recorded as deduction of revenue and deferred revenue. The Group estimates the refund of subscription fees based on historical experience as well as the impact of the changes in market condition and regulation, such as the Provisional Regulations on Securities Investment Advisory and Provisional Regulations on Issuance of Securities Research Reports promulgated by CSRC. As of December 31, 2010 and 2011, estimated refunds were recorded in the amounts of $1,328,554 and $1,242,226, respectively.

The Group derives its advertising fees from advertising sales on their website principally for a fixed period of time, generally less than one year. Revenues from advertising arrangements are recognized ratably over the period the advertising is displayed.

The Group also derives commission from its brokerage services provided by the subsidiaries, Daily Growth Securities and Daily Growth Futures which buy or sell securities and futures on their customers’ behalf. The commission income is recognized on a trade date basis as transactions occur.

Business taxes and value added taxes

Revenue is recorded net of business taxes when incurred. The Group is subject to business taxes of 3%-5% on taxable services provided to its customers. During the years ended December 31, 2009, 2010, and 2011, business taxes totaled $1,501,799, $1,692,069, and $1,478,653, respectively.

The Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to value added tax at a rate of 17% on subscription-based revenue. Value added tax payable on subscription-based revenue is computed net of value added tax paid on purchases. In respect of subscription-based revenue, however, if the net amount of value added tax payable exceeds 3% of subscription-based revenue, the excess portion of value added tax can be refunded immediately. The Group therefore is subject to an effective net value added tax burden of 3% from subscription-based revenue and records value added tax on a net basis. Net amount of value added tax is recorded either in the line item of other current liabilities or prepaid expenses and other current assets on the face of consolidated balance sheet.

Subscription-based revenue includes the benefit of the rebate of value added taxes on sale of the downloadable software received from the Chinese tax authorities as part of the PRC government policy of encouraging software development in the PRC. In 2009, 2010 and 2011, the Group recognized $4,424,737, $3, 711, 613, and $3,140,764, respectively, in value added tax refunds.

Government subsidies

The Group records government subsidies when granted by local government authority and are not subject to future return. The government subsidies include R&D subsidy, business tax refund, innovation fund and high-tech company subsidy.

Deferred revenue

Payments received in advance of service are recorded as deferred revenue until earned and when the relevant revenue recognition requirements have been met.

Cost method investment

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC, Hong Kong and British Virgin Island are maintained in their local currencies, the Renminbi (“RMB”), Hong Kong Dollars (“HK$”), and U.S. Dollars (“US$”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB and HK$ translate their operating results and financial position into the US$, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of Renminbi into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Group included aggregate amounts of $93,753,238, $92,922,206 and $52,146,828 at December 31, 2009, 2010 and 2011 which were denominated in RMB.

Cost of raw data

Cost of raw data is expensed as incurred and is recorded in cost of revenues.

Product development expenses

Costs of product development, including investment in data capability, are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. The Group essentially completed its development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $4,819,561, $6,077,608, and $3,134,198 for the years ended December 31, 2009, 2010 and 2011, respectively, and have been included as part of sales and marketing expenses in the accompanying consolidated statements of operations.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), unrealized gain (loss) on short-term investments and foreign currency translation adjustments. Comprehensive income (loss) is reported as a component of the consolidated statements of equity and comprehensive income (loss).

Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, short-term investments, cost method investment, loan receivable, accounts payable and short-term loan.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, loan receivable, accounts payable and short-term loan approximate their fair value due to their short-term maturities.

The carrying value of the cost method investment was $1,479,571 and nil as of December 31, 2010 and 2011, which approximate the fair value of the investment based on the valuation performed by the Company.

The Group does not use derivative instruments to manage risks.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method or graded vesting attribution method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

Net income (loss) per share

Basic net income (loss) per share attributable to China Finance Online Co. Limited is computed by dividing net income (loss) attributable to China Finance Online Co. Limited by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share attributable to China Finance Online Co. Limited reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options and nonvested shares is computed using treasury stock method.

Concentrations of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash and accounts receivable. The Group places its cash and cash equivalents and restricted cash with financial institutions with high credit ratings in various locations.

The Group conducts ongoing credit evaluations of its customers and generally does not require collateral or other security from its customers except for the accounts receivable-margin clients which represents the margin loan to customers for securities purchase. The accounts receivable-margin client was collateralized by the securities the margin client purchased. The Group manages its credit risk by collecting up-front fee from its customers and billing at regular intervals during the contract period. The Group assesses the adequacy of allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Details of clients accounting for 10% or more of accounts receivable are as follows:

	Year ended December 31,
	2010		2011
	Amount	%	Amount	%
Client A	—	—	$3,551,142	24.7
Client B	—	—	$2,642,038	18.4
Client C	$1,498,895	12.8	*	*
Client D	$1,444,874	12.3	*	*

*	Represented less than 10% of consolidated account receivable balance.

These clients are all margin clients who have collateralized the securities they purchase to the Group.

There were no customers with 10% or more of the Group’s revenues during 2009, 2010, or 2011.

Recently issued accounting pronouncements not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The guidance should be applied prospectively. The Company will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its financial condition or results of operations.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Company do not expect the adoption of this guidance to have a significant effect on our consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its financial condition or results of operations.

In December 2011, the FASB issued an authoritative pronouncement on disclosures about offsetting assets and liabilities. Under this pronouncement, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this pronouncement.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

3.     ACQUISITIONS

To expand its market share during 2009 and 2010, China Finance Online made a number of acquisitions of businesses. Each acquisition has been recorded using the acquisition method of accounting, and accordingly the acquired assets and liabilities were recorded at their fair values on the dates of acquisitions and the results of their operations have been included in the Group’s results of operations since the dates of their acquisitions.

(a)	Acquisition of CFO Chuangying

On January 9, 2009, CFO Software, one subsidiary of the Company, entered into a series of contractual arrangements with CFO Chuangying, which is a CSRC licensed securities investment advisory firm. As a result of the contractual arrangements, the Group became the primary beneficiary of CFO Chuangying. (see Note 1). For the acquisition, the total cash consideration was $585,112, of which, $563,145 was paid in 2009 and the remaining consideration of $21,967 was paid in 2010. The purchase price was allocated to assets acquired and liabilities assumed as of the acquisition day as follows and the goodwill was allocated to subscription services and other related services operating segment.

		Useful life
Purchase price allocation:
Acquired intangible assets:
Securities consulting license	$549,758	15 years

Total assets acquired	549,758
Deferred tax liabilities	(137,440)

Total net assets	412,318
Goodwill	172,794

Total	585,112

(b)	Acquisition of CFO Securities Consulting

On November 5, 2009, CFO Chongzhi, one VIE of the Group acquired 80% of the equity interest of CFO Securities Consulting, which is a CSRC licensed securities investment advisory firm. For the acquisition, the total cash consideration was $1,328,040, of which, $1,260,672 was paid in 2009 and the remaining consideration of $67,368 was paid in 2010. Following an independent valuation performed by American Appraisal China Limited, the Group allocated the purchase price to assets acquired and liabilities assumed as of the acquisition day as follows and the goodwill was allocated to subscription services and other related services operating segment.

		Useful life
Purchase price allocation:
Cash and cash equivalents	$8,282
Other account receivables	222,317
Acquired intangible assets:
Trademark	350,191	15 years
Securities consulting license	900,596	15 years

Total assets acquired	1,481,386
Deferred tax liabilities	(312,697)
Noncontrolling interest	(261,660)

Total net assets	907,029
Goodwill	421,011

Total	1,328,040

On November 9, 2010, CFO Chongzhi contributed additional capital of $3,762,227 (equivalent to RMB25,000,000) in CFO Securities Consulting, consequently, the Group’s beneficial interest in CFO Securities Consulting increased from 80% to 92.5%. On November 17, 2010 and December 20, 2010 CFO Chongzhi acquired the remaining 5% and 2.5% equity interest in CFO Securities Consulting for total cash consideration of $383,126. The difference of $377,893 between the carrying value of noncontrolling interest and the total cash consideration was recorded as additional paid-in capital on the consolidated balance sheet. Since then, the Group became the 100% beneficiary of CFO Securities Consulting.

The Net income attributable to China Finance Online Co. Limited and transfers from the noncontrolling interest as of December 31, 2010 is as below:

2010
Net income attributable to China Finance Online Co. Limited	$1,960,122
Transfers from the noncontrolling interest
Decrease in China Finance Online Co. Limited’s paid-in capital for purchase of CFO Securities Consulting’s common shares	(377,893)

Net income attributable to China Finance Online Co. Limited and transfers from the noncontrolling interest	1,582,229

The following summarized unaudited pro forma results of operations for the years ended December 31, 2009 assuming that all significant acquisitions during the year ended December 31, 2009 occurred as of January 1, 2009. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the significant acquisitions occurred as of January 1, 2009, nor is it indicative of future operating results.

For the year
ended December 31,
2009
(unaudited)
Revenues	$53,605,878
Net income (loss) attributable to China Finance Online Co., Limited	$(6,318,295)

Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$(0.06)

- diluted	$(0.06)

Fair value of acquired assets

The Group measured the fair value for the assets acquired, with the assistance of American Appraisal, an independent valuation firm, using discounted cash flow techniques, and these assets were classified as Level 3 assets because the Group used unobservable inputs to value them, reflecting the Group’s assessment of the assumptions market participants would use in valuing these purchased intangible assets.

ACCOUNTS RECEIVABLE (Notes Receivable)	12 Months Ended
Dec. 31, 2011
Notes Receivable
ACCOUNTS RECEIVABLE

4.     ACCOUNTS RECEIVABLE

	December 31,
	2010	2011
Accounts receivable-margin clients	8,095,396	12,888,630
Less: Allowance for doubtful accounts	—	—

Accounts receivable- margin clients, net	$8,095,396	$12,888,630

Accounts receivable-others	3,670,692	1,597,290
Less: Allowance for doubtful accounts	(36,039)	(129,439)

Accounts receivable-others, net	$3,634,653	$1,467,851

Accounts receivable- margin clients represent the receivables derived in the brokerage service in Daily Growth Securities, which is pledged by the customer’s purchased securities.

Accounts receivable-others represent the receivables derived in other ordinary business without any collateral or other security from its customers.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.     PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2011
Prepayment of advertising fees	$170,018	$149,041
Advertising deposit (i)	134,341	47,612
Prepayment to sales agents	84,350	—
Advances to suppliers	1,209,399	755,290
VAT refund receivable	975,066	1,127,326
Income tax and business tax refund receivable	81,031	11,792
Interest receivable	632,061	1,009,158
Other current assets	791,132	478,453

	$4,077,398	$3,578,672

(i)	The advertising deposit represents amounts of deposit paid to advertising agent, which is expected to be refunded within a year.

LOAN RECEIVABLE (Loans Receivable)	12 Months Ended
Dec. 31, 2011
Loans Receivable
LOAN RECEIVABLE

6.     LOAN RECEIVABLE

As of December 31, 2011, Daily Growth Investment Services has $9,565,503 of loan receivable due from three third parties, which consisted of the following:

	As of December 31, 2011
	Amount	Interest rate	Period
A(i)	1,929,955	10% per annum	December 2, 2011 to June 1, 2012
B(i)	6,433,186	2% per month	December 23, 2011 to June 23, 2012
C(ii)	1,202,362	6% per annum	December 1, 2011 to November 30, 2012

	9,565,503

(i)	The principal and its return are pledged by the third parties’ purchased securities.

(ii)	The principal and its return are guaranteed by a third party individual.

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS

7.     SHORT-TERM INVESTMENTS

The Group measured the held-to-maturity securities at amortized cost. As of December 31, 2011, the Group’s held-to-maturity securities consisted of trust fund and financial product issued by bank carried at amortized cost of $9,722,484. A gain of $283,889 was recognized in the consolidated statement of operations for the year ended December 31, 2011.

The Group measured the trading securities at fair value based on quoted market prices in an active market. As a result the Group has determined the valuation of its trading securities falls within Level 1of the fair value hierarchy. As of December 31, 2010 and 2011, the fair value of trading securities was $31,272 and $54,772, respectively. Gains from the trading securities were recognized in the consolidated statement of operations for the years ended December 31, 2010 and 2011 were $1,138,147 and $266,705, respectively.

The following provides additional information concerning the Group’s available-for-sale securities which consist of a stock fund issued by certain financial institution:

	As of December 31, 2011
		Gross unrealized losses	Exchange difference
	Costs			Fair value
Available-for-sale securities	952,411	(38,185)	9,356	923,582
Total	952,411	(38,185)	9,356	923,582

The Group classified this investment as available-for-sale securities and reported it at the fair value shown in the weekly statement provided by the financial institution which the Group believes a Level 3 valuation.

The following table presents changes in level 3 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2011:

Year ended
December 31, 2011
Beginning balance	—
Purchases	16,090,819
Redemption	(15,876,624)
Realized gain	481,850
Unrealized loss	(38,185)
Exchange difference	265,722

Ending balance	923,582

The following table provides additional information on the realized gains of the sale of available-for-sale securities as of December 31, 2011. For purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2011
				Exchange
	Proceeds	Costs	Gains	difference
Available-for-sale securities	15,876,624	15,138,408	481,850	256,366

Total	15,876,624	15,138,408	481,850	256,366

COST METHOD INVESTMENT	12 Months Ended
Dec. 31, 2011
COST METHOD INVESTMENT

8.     COST METHOD INVESTMENT

In December 2005, the Group purchased 9,800,000 Series B preferred shares in Moloon for $15,000,000, which represents a 25% interest in Moloon on an if-converted basis. China Finance Online’s investment in these preferred shares was not in-substance common stock, and accordingly, the investment has been recorded as a cost method investment.

In April 2006, the Group sold part of its investment in Moloon to a third party for a cash consideration of $1,187,500 and reduced the Group’s investment in Moloon’s preferred shares to 9,100,000 shares.

Moloon is a Chinese wireless technology and service provider. In 2006, China Mobile Communication Corporation, primarily through which Moloon provided its MVAS service to its customers, announced policy changes which had a substantial negative impact on Moloon’s MVAS business. Following an independent valuation prepared by American Appraisal China Limited, the Group determined that its investment in Moloon was impaired and recorded an impairment loss of $1,322,000.

Thereafter, in 2007 Moloon adopted new strategies to transform itself into a provider of mobile online gaming services in China. However, despite the new strategies Moloon’s financial conditions have deteriorated and, following an independent valuation prepared by American Appraisal China Limited, the Group determined that its investment in Moloon was further impaired and recorded an additional impairment loss of $11,127,000 in 2007, reducing the carrying balance of such investment to $1,479,571. There was no further impairment of the Group’s cost method investment in Moloon for the year ended December 31, 2008 and 2009.

In August 2010, Moloon was wholly acquired by Ocean Butterflies Holdings Inc., a private and independent music and entertainment production company incorporated in the Cayman Islands (“Ocean Butterflies Holdings”), in the form of shares exchange between Moloon and Ocean Butterflies Holdings (the “Share Swap Transaction”). As a result of the Share Swap Transaction, the Group holds 7,439,479 ordinary shares of Ocean Butterflies Holdings, which represents 16.82% of shares in Ocean Butterflies Holdings. The investment is still recorded as a cost method investment. Following an independent valuation performed by American Appraisal China Limited, there was no impairment of the Group’s cost method investment in Ocean Butterflies Holdings Inc. for the year ended December 31, 2010.

In 2011, the financial conditions of Ocean Butterflies Holdings have deteriorated and its operation was not profitable. The Group determined that its investment in Ocean Butterflies Holdings was fully impaired and recorded an additional impairment loss of $1,479,571 in 2011, reducing the carrying balance of such investment to nil as of December 31, 2011.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET

9.     PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of:

	December 31,
	2010	2011
Technology infrastructure	$8,196,351	$9,114,087
Computer equipment	1,786,148	1,949,393
Furniture, fixtures and equipment	2,776,313	3,172,635
Motor vehicle	665,547	699,538
Leasehold improvements	3,122,796	3,344,732

	16,547,155	18,280,385
Less: accumulated depreciation	(8,270,880)	(11,750,566)

	$8,276,275	$6,529,819

Depreciation expense for the years ended December 31, 2009, 2010, and 2011 were $2,495,028, $3,048,634, and $3,037,681, respectively.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET

10.     ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net, arose from the acquisitions of CFO Genius, CFO Meining, CFO-Stockstar, CFO Newrand, Daily Growth Securities, CFO Zhongcheng, CFO Chuangying and CFO Securities Consulting and from the establishment of Daily Growth Futures during 2006 through 2010 and consisted of the following:

	December 31,
	2010			2011
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated		Net carrying
	amount	amortization	amount	amount	amortization	Impairment	amount
Intangible assets not subject to amortization:
Trademarks	$869,736	—	$869,736	$914,155	—	$(914,155)	—
Stock exchange trading right	64,241	—	64,241	64,332	—	(64,332)	—
Futures exchange trading right	64,241	—	64,241	64,332	—	(64,332)
Intangible assets subject to amortization:
Completed technology	877,286	(703,482)	173,804	922,090	(922,090)	—	—
Customer relationship	708,170	(680,353)	27,817	744,338	(744,338)	—	—
Value-added service license	27,934	(27,934)	—	29,361	(29,361)	—	—
Agreement with mobile operators	12,533	(12,533)	—	13,173	(13,173)	—	—
Securities consulting license and related trademarks	3,533,047	(422,712)	3,110,335	3,713,487	(713,270)	(3,000,217)	—
Intellectual property	75,498	(36,491)	39,007	79,354	(44,306)	(35,048)	—

	$6,232,686	$(1,883,505)	$4,349,181	$6,544,622	$(2,466,538)	$(4,078,084)	—

Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $492,066, $561,392 and $444,292, respectively. For the year ended December 31, 2011, the Group recorded an impairment loss on its intangible assets in the amount of $4,078,084 associated with the acquired trademarks, stock exchange trading right, futures exchange trading right, securities consulting license and related trademarks, and intellectual property due to management’s estimation of the expected future cash flows associated with these assets were insufficient to recover their carrying values.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL

11.     GOODWILL

Changes in goodwill for the years ended December 31, 2009, 2010 and 2011 were as follows:

	Southern	Eastern	Northern
	China	China	China	Hong Kong	Total
Balance as of December 31, 2009	$2,328,329	$8,624,629	$375,588	$1,274,153	$12,602,699
Exchange difference	72,247	267,620	11,654	(4,633)	346,888

Balance as of December 31, 2010	2,400,576	8,892,249	387,242	1,269,520	12,949,587
Impairment	(2,507,499)	(9,284,338)	(403,561)	(1,267,826)	(13,463,224)
Exchange difference	106,923	392,089	16,319	(1,694)	513,637

Balance as of December 31, 2011	—	—	—	—	—

During the third quarter of 2011, the Group determined that due to the significant decline in its stock price for a sustained period, there was an impairment indicator related to goodwill as of September 30, 2011. The Group performed an assessment of the carrying value of goodwill as of September 30, 2011. Based on that assessment, the Group concluded that goodwill allocated to the Northern China and Hong Kong Reporting Units were fully impaired because the estimated growth rates and profit margins for future periods were expected lower than that of prior years.

The Group performs its annual goodwill impairment tests on December 31 of each year. In the fourth quarter of 2011, the Group realized its operating environment has undergone profound structural changes and decided upon a strategic transition since April, 2012, that the Group will implement a strategic transition of its core business from mainly providing subscription services to individual investors to developing fee-based securities investment advisory services with wealth management services. The Group evaluated the situation as of December 31, 2011 by considering a strategic transition and impact of structural changes, and concluded that goodwill allocated to the Eastern China and Southern China Reporting Units were fully impaired as of December 31, 2011 because the estimated growth rates and profit margins for future periods were expected to be substantially lower than that of prior years.

In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group’s reporting units. Accordingly, it adopted a discounted cashflow (“DCF”) method under the income approach, which considers a number of factors that include expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.

The discounted cash flows for each reporting unit were based on discrete five years financial forecasts developed by management for planning purposes. Cash flows beyond the forecasted period and discrete forecast were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each reporting unit and considered long-term earnings growth rates for publicly traded peer companies. Specifically, the income approach valuations included cash flow discount rate of 23.5%, 16%, 22% and 19%, and terminal value growth rate of 3%, 3%, 3% and 3%, for Northern China, Hong Kong, Eastern China and Southern China, respectively. As of September 30, 2011 and year end December 31, 2011, the Company performed impairment tests on the four reporting units considering the fluctuant market condition. Based on the impairment tests performed, the Group recognized an impairment loss of nil, nil and $13,463,224 for the years ended December 31, 2009, 2010 and 2011, respectively.

BANK FACILITIES AND SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2011
BANK FACILITIES AND SHORT-TERM LOANS

12.     BANK FACILITIES AND SHORT-TERM LOANS

In 2010, the Group obtained a term loan facility amount up to $2,569,637 and a revolving loan facility amount up to $10,150,067 from a bank. The outstanding loans have the interest margin, which is 1.8%, plus Hong Kong Interbank Offered Rate ranging from 0.08% to 0.24%. In 2011, the Group extended the facilities that had a term loan facility amount up to $6,433,185 and a revolving loan facility amount up to $6,304,521, expiring in July 2012. The outstanding loans have the interest margin, which is 1.9%, plus Hong Kong Interbank Offered Rate ranging from 0.06% to 0.34%.The facilities are guaranteed by a standby letter of credit, which is secured by the Group’s restricted cash of $14,533,347 and $14,558,238 as of December 31, 2010 and 2011, respectively. As of December 31, 2010 and 2011, $6,424,093 and $12,737,706 of loans were outstanding under such loan facilities, respectively.

In March 2011, the Group obtained another term loan facility amount up to $7,076,503 and another revolving loan facility amount up to $5,661,203 from the bank. The facilities are guaranteed by standby letters of credit, which is secured by the Group’s restricted cash of $14,822,882 as of December 31, 2011. As of December 31, 2011, $6,433,185 of loans was outstanding under such loan facilities. The outstanding term loans and revolving loans have the interest margin, which are 1.0% and 2.2%, plus Hong Kong Interbank Offered Rate ranging from 0.06% to 0.34%. The facilities will be matured in March 2012.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.     ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31,
	2010	2011
Accrued bonus	$5,402,453	$3,006,519
Accrued refund of subscription fees	1,328,554	1,242,226
Accrued professional service fees	476,282	480,248
Withholding individual income tax-option exercise	61,653	61,683
Value added taxes payable	879,983	—
Other taxes payable	685,246	381,095
Accrued raw data cost	593,698	375,837
Accrued office rental	64,536	8,739
Accrued bandwidth cost	99,593	26,017
Accrued welfare benefits	252,898	385,711
Others	993,467	488,974

	$10,838,363	$6,457,049

STOCK OPTIONS AND NONVESTED SHARES	12 Months Ended
Dec. 31, 2011
STOCK OPTIONS AND NONVESTED SHARES

14.     STOCK OPTIONS AND NONVESTED SHARES

As of December 31, 2011, the Company and its subsidiary Daily Growth Holding have three share-based compensation plans, which are described below. The compensation cost that has been charged against income for those plans was $6,600,716, $4,519,671, and $1,538,802 for 2009, 2010, and 2011, respectively.

2004 Stock incentive plan

In January 2004, the Company adopted the 2004 stock incentive plan (the “2004 Plan”) which allows the Company to offer a variety of incentive awards to employees, directors, officers and other eligible persons in the Group, and consultants and advisors outside the Group. Options to purchase 5,688,488 ordinary shares are authorized under the Plan. In September 2004 and December 2006, the Company increased the total number of ordinary shares available for issuance under the 2004 Plan by an additional 10,000,000 shares. In June 2009, the shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares. In June 2010, the Company’s shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares annually until December 31, 2014. As a result the total number of ordinary shares authorized under the 2004 Plan was 24,688,488 as of December 31, 2011.

Options to employees

During the years of 2009, 2010 and 2011, the Company granted 10,000, 3,562,000 and 285,000 stock options to employees, respectively, at an exercise price that equaled the trading price of the stock upon the stock option grant. These options vest over 3 years.

The fair value of employee options was estimated on the basis of the Black-Scholes Option Pricing model with the following assumptions:

Years ended December 31,
	2010	2011
Weighted average risk free rate of return	1.11%-2.47%	2.02%-2.24%
Weighted average expected option life	5.98 years	6.14 years
Expected volatility rate	54.37%-57.06%	72.96%-73.75%
Dividend yield	—	—

(1)	Expected volatility

For options granted prior to 2011-The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company and comparable listed companies. The Company chooses the comparable companies by considering synthesis effect of the characteristics including industry, stage of life cycle, size and financial leverage.

For option granted in 2011-The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company over the past years.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected term of the options.

(3)	Expected option life

For options granted prior to 2011-The Group used the simplified method to estimate the expected life.

For option granted in 2011- The expected life was estimated based on historical information.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

Options are generally granted at an exercise price equal to the fair market value of the Company’s shares at the date of grant.

Summary of stock options to employees and non-employees

A summary of the stock option activity is as follows:

	2009		2010		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average
						exercise price
Outstanding at beginning of year	11,439,978	$0.91	10,834,298	$0.87	13,103,238	$0.99
Granted	10,000	$1.65	3,562,000	$1.43	285,000	1.08
Exercised	(236,480)	$0.80	(637,720)	$1.12	(47,500)	0.47
Forfeited	(69,360)	$1.22	(655,340)	$1.27	(1,346,040)	1.28
Cancelled	(309,840)	$2.03	—	—

Outstanding at end of year	10,834,298	$0.87	13,103,238	$0.99	11,994,698	$0.96

Shares exercisable at end of year	9,439,258	$0.82	9,316,838	$0.82	10,588,058	$0.91

The following table summarizes information with respect to stock options outstanding at December 31, 2011:

	Options outstanding				Option exercisable
				Aggregate			Aggregate
		Weighted	Weighted	intrinsic		Weighted	intrinsic
		average	average	value as of		average	value as of
	Number outstanding	remaining	exercise	December 31,	Number	exercise	December 31,
Stock option with exercise price of:		contractual life	price	2011	exercisable	price	2011
$0.16	2,810,738				2,810,738
$1.04	200,000				200,000
$1.31	1,358,100				1,358,100
$1.32	27,000				27,000
$1.12	400,000				400,000
$1.16	200,000				200,000
$1.07	700,000				700,000
$0.96	2,427,000				2,427,000
$1.32	123,600				123,600
$1.26	649,660				649,660
$1.65	10,000				6,800
$1.426	2,778,600				1,667,160
$1.43	50,000				18,000
$1.14	200,000				—
$0.87	60,000				—

	11,994,698	4.91 years	$0.96	$460,961	10,588,058	$0.91	$460,961

The weighted-average grant-date fair value of options granted during the years 2009, 2010 and 2011 was $0.91, $0.78 and $0.70, respectively. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $155,880, $115,985, and $5,740, respectively. The total fair value of shares vested during the year ended December 31, 2009, 2010 and 2011 were $1,106,838, $396,090 and $1,705,153, respectively.

As of December 31, 2011, 7,821,140 ordinary shares were available for future grant of awards. The Company recognized share-based compensation expenses of $1,290,446, $1,765,437 and $ 945,868 for stock option in the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, there was $348,112 unrecognized share-based compensation expenses relating to the stock options, which is expected to be recognized over a weighted average period of 2 years.

2007 Equity incentive plan

In July 2007, the Company adopted the 2007 Equity incentive plan (the “2007 Plan”) and granted nonvested shares covering 10,558,493 ordinary shares of the Company to the employees who were eligible for the 2007 Plan. The vesting of the nonvested shares are subject to achieving certain operating performance targets and rendering service to the Company for the requisite service period stated in the 2007 Plan.

The grant date fair value of a nonvested share was measured at the quoted market price of the Company’s equity shares. The nonvested shares shall become vested during the three years following the grant date from July 2007 to June 2010 based on the Company’s certain operating performance targets for the years 2008 and 2009. Based on the Company’s operating performance during 2008 and 2009, 2,886,016 and 1,443,008 shares were vested in 2009 and 2010.

The Company recognized a compensation expense of $5,310,270 and $2,655,135 for the nonvested shares in 2009 and 2010, respectively.

In 2009, in light of the significant global economic downturn and its impact on the Group’s performance, the board approved the Amended Restricted Stock Issuance and Allocation Agreement (the “Amended Agreement”), which was executed on July 1, 2010 to extend the performance period and the vesting term. Under the Amended Agreement, there were 1,900,445 granted nonvested shares, which were not vested due to the operating performance targets for 2008 and 2009 were not achieved, became eligible for vesting if the Company can achieve the new performance targets for 2010, 2011 or 2012. The change of performance target was accounted for as a modification of the terms of the nonvested share award, and no other terms or conditions of the award were modified. Immediately before the modification, the share based compensation expense of the 1,900,445 nonvested shares that expected to be recognized over the vesting period was zero. As the Company continues to believe that it is not probable that the new performance targets will be achieved, therefore, there is no incremental compensation cost associated with the modification.

There was no share based compensation expense recognized in 2010 and 2011 after the modification date due to the new performance target of 2010 and 2011 was not achieved.

A summary of the status of the nonvested shares as of December 31, 2009, 2010 and 2011, and changes during the year ended December 31, 2011 is presented below.

		Weighted-
		average grant/	Aggregate
		modification	intrinsic
Nonvested shares	Shares	date fair value	value
At the beginning of year 2009	6,229,469	$1.84	$8,758,633
Granted	—	—	—
Vested	(2,886,016)	—	(5,520,949)
Forfeited	—	—	—

At the end of year 2009	3,343,453	$1.84	4,881,441
Granted	—	—	—
Vested	(1,443,008)	—	(2,117,855)
Forfeited	—	—	—

At the end of year 2010	1,900,445	$1.43	2,481,981
Granted	—	—	—
Vested	—	—	—
Forfeited	—	—	—

At the end of year 2011	1,900,445	$0.69	$615,744

2010 Equity incentive plan of Daily Growth Holding

In November 2010, Daily Growth Holdings, a subsidiary of the Company, implemented the “2010 equity incentive plan” (the “plan”) under which the Company transferred 1,500 nonvested shares which representing 15% of total Daily Growth Holdings’ equity interest to its management group as a share incentive. If the grantees left the Company before the third anniversary of the grant date when the nonvested shares become vested, they should transfer the shares to the Company at no consideration. Therefore, the total share based compensation expenses are recognized ratably over the three years of vesting period. In addition, as the grantees are entitled to all the shareholder’s rights, including the dividend rights since the date of grant, the 15% share of the earnings of Daily Growth Holdings is recognized as noncontrolling interest on the Company’s consolidated financial statements since November 1, 2010, the date of grant.

The fair value of the share incentive was determined to be $1,188 per share. The Group recognized $99,099 and $592,934 share based compensation cost in 2010 and 2011, respectively.

As of December 31, 2011, there was $1,087,048 unrecognized compensation cost relating to nonvested shares, which is expected to be recognized over a weighted average period of 2 years.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

15.     INCOME TAXES

Hong Kong

China Finance Online, Daily Growth Securities, Daily Growth Futures, Daily Growth Wealth Management, Daily Growth Investment Services, CFO HK Genius and other five subsidiaries were established in Hong Kong. These companies were subject to Hong Kong profit tax at 16.5%.

British Virgin Islands

Companies that were incorporated in the BVI are not subject to taxation in their country of incorporation. Subsidiaries incorporated in the BVI include Daily Growth Holdings and other six subsidiaries.

PRC

The Group’s PRC entities are subject to 25% PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws, except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the EIT Law and its implementing rules, an enterprise which qualifies as a “high and new technology enterprise” (“the HNTE”) is entitled to a tax rate of 15%.

Under the EIT law and its implementing rules, enterprises that obtain status of “Software Enterprises” are entitled to be exempted from EIT tax for the first two profit-making years and enjoy a preferential 12.5% tax rate, which is half of the standard EIT rate of 25% for the three years thereafter.

A summary of the main PRC entities that subject to tax preferential policies for the year ended December 31, 2011 is as follows:

PRC entities	Chinese enterprise income tax rate	Qualification for preferential tax rate
CFO Success	Full tax exemption for the year 2009 and a preferential tax rate of 12.5% from 2010 to 2012.	Software Enterprises

CFO Qicheng	Full tax exemption for the years 2010 and 2011, and preferential tax rate of 12.5% from 2012 to 2014	Software Enterprises

CFO Shenzhen Shangtong	Full tax exemption for the years 2010 and 2011, and preferential tax rate of 12.5% from 2012 to 2014	Software Enterprises

CFO Zhengning	Preferential tax rate of 10%, 11% and 12% from 2009 to 2011.	Software Enterprises

CFO Stockstar	Transition tax rate 22%, 24% for 2010, 2011 and 25% from 2012 and thereafter.	Transition rules of the EIT Law

CFO Jujin	Transition tax rate 22%, 24% for 2010, 2011 and 25% from 2012 and thereafter.	Transition rules of the EIT Law

CFO Newrand	Transition tax rate 22%, 24% for 2010, 2011 and 25% from 2012 and thereafter.	Transition rules of the EIT Law

CFO Software	Preferential tax rate of 7.5% from 2009 to 2010; And preferential tax rate of 15% from 2011 to 2013.	HNTE

CFO Meining	Preferential tax rate of 15% from 2009 to 2013.	HNTE

CFO Genius	Preferential tax rate of 15% from 2009 to 2010; And transition tax rate 24% for 2011.	HNTE; Transition rules of EIT Law

The HNTE status obtained by CFO Software, CFO Meining and CFO Genius in 2008 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. In 2011, CFO Software and CFO Meining obtained the renewal of HNTE status.

CFO Chongzhi, CFO Zhongcheng and Shanghai Shangtong Co., Ltd. (“CFO-Shangtong”) were approved by the local tax authority in 2010 to file their income tax by adopting the “deemed-profit method”. In 2011, CFO Chongzhi and CFO Shangtong continued to adopt the method. CFO Securities Consulting was newly approved and adopted the method in 2011. Under this method, the qualifying entities filed their income tax by calculating as 2.5% of the gross revenues. This method is subject to be reevaluated by the local tax authority in the future.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that currently the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% not considering the arrangements for the Avoidance of Double Taxation on income and Prevention of Fiscal Evasion with respect to Taxes on Income between mainland and Hong Kong.

Aggregate undistributed earnings of the Company’s subsidiary located in the PRC that is available for distribution to the Company of approximately $1,146,694 at December 31, 2011 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Aggregate undistributed earnings of the Company’s VIEs and its VIEs’ subsidiaries located in the PRC that are available for distribution to the Company of approximately US$3,594,751 at December 31, 2011. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

Income tax (provision) benefit was as follows:

	December 31,
	2009	2010	2011
Current	$(471,120)	$(362,861)	$(662,114)
Deferred	917,284	99,475	(3,276,319)

Total	$446,164	$(263,386)	$(3,938,433)

The principal components of deferred income taxes were as follows:

	December 31,
	2010	2011
Current deferred tax assets:
Deferred revenue—current	$2,785,595	$2,545,361
Accrued expenses and other liabilities	828,746	248,113
Unrealized Loss on short-term investments	—	5,728
Net operating loss carrying forwards	19,779	—

	3,634,120	2,799,202

Less: valuation allowance	—	(2,165,524)

Total current deferred tax assets	3,634,120	633,678

Non-current deferred tax assets:
Deferred revenue—non-current	$1,680,936	$985,439
Net operating loss carrying forwards	4,038,354	6,922,639

	5,719,290	7,908,078

Less: valuation allowance	(4,038,354)	(7,424,375)

Total non-current deferred tax assets	$1,680,936	$483,703

Current deferred tax liabilities:
Account receivable and other assets	—	(45,333)

Total current deferred tax liabilities	$—	$(45,333)

Non-current deferred tax liabilities:
Intangible assets	$(966,689)	—

Total non-current deferred tax liabilities	$(966,689)	$—

A valuation allowance of $4,038,354 and $9,589,899 was established as of December 31, 2010 and 2011, respectively, for the entities that have incurred losses because the Group believes that it is more likely than not that the related deferred tax assets will not be realized in the future. At December 31, 2011, operating loss carry forwards includes approximately $22.9 million which will expire by 2016, and $10.2 million which will carry forward indefinitely.

Reconciliation between total income tax expense (benefit) and the amount computed by applying the PRC EIT statutory rate to income before income taxes is as follows:

	Years ended December 31,
	2009	2010	2011
Income (loss) before tax	(6,668,038)	1,897,545	(15,525,522)
Income tax expense calculated at 25%	(1,667,010)	474,386	(3,881,381)
Effect of tax holiday	(2,547,191)	(4,208,756)	(2,155,424)
Effect of income tax rate difference in other jurisdictions	173,369	184,062	(203,633)
Non-deductible expenses	3,061,224	2,718,810	4,950,474
Non-taxable income	(960,197)	(611,009)	(40,165)
Change in valuation allowance	1,493,641	1,705,893	5,268,562

Income tax expense (benefit)	(446,164)	263,386	3,938,433

During the years ended December 31, 2009, 2010 and 2011, if the China Finance Online’s subsidiaries in the PRC were neither in the tax holiday period nor had they been specifically allowed special tax concessions, they would have recorded additional income tax expense of $2,547,191, $4,208,756 and $2,155,424, respectively. The impact of the tax holidays on basic net income per ordinary share was an increase of $0.02, $0.04 and $0.02 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2011.

Since September 2010, the relevant tax authorities of the Group’s subsidiaries and VIEs have not conducted a tax examination. In accordance with relevant PRC tax administration laws, tax years from 2006 to 2011 of the Group’s PRC subsidiaries and VIEs remain subject to tax audits as of December 31, 2011, at the tax authority’s discretion.

AMERICAN DEPOSITARY SHARES ("ADS") PLAN	12 Months Ended
Dec. 31, 2011
AMERICAN DEPOSITARY SHARES ("ADS") PLAN

16.     AMERICAN DEPOSITARY SHARES (“ADS”) PLAN

In October 2005, the Group issued 2,000,000 ordinary shares to its American Depositary Receipt bank and in exchange received 400,000 ADSs for purposes of future exercise of share options by employees.

As of December 31, 2006, all 400,000 ADSs had been issued to employees who exercised their options. In January 2006, the Group issued 3,000,000 ordinary shares to its American Depositary Receipt bank and in exchange received 600,000 ADSs for purposes of future exercise of share options by employees.

As of December 31, 2007, 905,256 American depositary shares (“ADSs”) had been issued to employees and the remaining 94,744 ADSs continued to be held by the Group for future exercises. These 94,744 ADSs represent 473,720 ordinary shares of the Group.

As of December 31, 2008, the remaining ADSs carried from 2007 were used for option exercise. No ADS is outstanding for potential option exercises.

In June 2009, the shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares.

In June 2010, the shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares annually until December 31, 2014.

REPURCHASED SHARES	12 Months Ended
Dec. 31, 2011
REPURCHASED SHARES

17.     REPURCHASED SHARES

In year 2005, the Group repurchased 10,708,030 ordinary shares at prices ranging from $1.13 to $1.41 per share, including brokerage commission, for a total consideration of $13,200,394. In year 2007, the Group granted 10,558,493 nonvested shares to employees out of the repurchased shares. Therefore there were 149,537 repurchased shares at the end of 2007. In year 2008 and 2009, 95,950 and 750 repurchased shares were used for options exercised by employees, respectively. Therefore, the number of the remaining repurchased share as of December 31, 2009, 2010 and 2011 was 52,837, 52,837 and 52,837, respectively.

NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE

18.     NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Years ended December 31,
	2009	2010	2011
Net income (loss) attributable to China Finance Online Co. Limited	$(6,219,743)	$1,960,122	$(19,326,909)

Weighted average ordinary shares outstanding used in computing basic net income per share	105,203,564	108,247,552	108,961,642
Plus: Incremental shares from assumed conversions of stock options and nonvested shares	—	5,877,470	—

Weighted average ordinary shares outstanding used in computing diluted net income per share (note)	105,203,564	114,125,022	108,961,642

Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$(0.06)	$0.02	$(0.18)

- diluted	$(0.06)	$0.02	$(0.18)

As of December 31, 2010, 767,083 options and zero nonvested shares were excluded in computation of diluted net income per share, respectively, because their effects were anti-dilutive. For the years ended December 31, 2009 and 2011, 10,834,298 options and 3,343,453 nonvested shares, and 11,994,698 options and 1,900,445 nonvested shares were anti-dilutive, respectively, because the Group was in the loss position.

MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

19.     MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were $3,228,517, $3,898,237 and $4,788,471 for the years ended December 31, 2009, 2010 and 2011 respectively.

NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST

20.     NONCONTROLLING INTEREST

	CFO Securities	Daily Growth
	Consulting	Holdings	Total
Balance as of December 31, 2008	—	—	—
Acquisition of CFO Securities Consulting (Note 3)	261,660	—	261,660
Net loss	(2,131)	—	(2,131)

Balance as of December 31, 2009	259,529	—	259,529
Acquisition of noncontrolling intetres of CFO Securities Consulting (Note 3)	(5,233)	—	(5,233)
Share-based compensation of Daily Growth Holdings (Note 14)	—	14,865	14,865
Net loss	(254,296)	(71,667)	(325,963)

Balance as of December 31, 2010	—	(56,802)	(56,802)
Share-based compensation of Daily Growth Holdings (Note 14)	—	88,940	88,940
Net loss		(137,046)	(137,046)

Balance as of December 31, 2011		(104,908)	(104,908)

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS

21.     COMMITMENTS

The Group leases certain office premises and purchases data under non-cancelable leases. Rent expenses under operating leases for 2009, 2010 and 2011 were $2,970,407, $3,067,950 and $3,286,547, respectively.

Future minimum payments under non-cancelable operating leases and data purchase agreements were as follows:

Year ending
2012	5,220,981
2013	516,497
2014	99,083

Total	$5,836,561

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION

22.     SEGMENT AND GEOGRAPHIC INFORMATION

The Group has two operating segments (1) online financial data subscription service and other related services, (2) brokerage service. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-makers in deciding how to allocate resources and in assessing performance. The Group’s chief executive officer has been identified as the chief operating decision makers. The Group’s chief operating decision maker direct the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Group evaluates performance based on several factors, including net revenue, cost of revenue, operating expenses, income from operation. The following tables show the operations of the Group’s operating segments:

For the year ended December 31, 2011

	Subscription
	services and
	other related	Brokerage
	services	services	Consolidated
Net revenues	$49,468,401	$3,539,664	$53,008,065
Cost of revenues	8,462,096	308,521	8,770,617
Operating expenses:
General and administrative	8,319,593	2,908,039	11,227,632
Product development	13,313,635	—	13,313,635
Sales and marketing	20,714,263	623,536	21,337,799
Loss from impairment of intangible assets	3,949,420	128,664	4,078,084
Loss from impairment of goodwill	12,195,398	1,267,826	13,463,224

Total operating expenses	58,492,309	4,928,065	63,420,374

Government subsidies	265,016	—	265,016
Loss from operations	$(17,220,988)	$(1,696,922)	$(18,917,910)

Total assets	$106,811,438	$53,165,245	$159,976,683

For the year ended December 31, 2010

	Subscription
	services and
	other related	Brokerage
	services	services	Consolidated
Net revenues	$56,712,796	$3,003,246	$59,716,042
Cost of revenues	8,098,809	398,336	8,497,145
Operating expenses:
General and administrative	10,976,571	2,231,766	13,208,337
Product development	13,027,879	—	13,027,879
Sales and marketing	25,241,232	1,749,861	26,991,093

Total operating expenses	49,245,682	3,981,627	53,227,309

Government subsidies	514,113	—	514,113
Loss from operations	(117,582)	(1,376,717)	(1,494,299)

Total assets	147,245,516	32,845,066	180,090,582

For the year ended December 31, 2009

	Subscription
	services and
	other related	Brokerage
	services	services	Consolidated
Net revenues	$51,377,247	$2,228,630	$53,605,877
Cost of revenues	7,498,892	647,832	8,146,724
Operating expenses:
General and administrative	15,302,683	1,679,349	16,982,032
Product development	10,754,380	—	10,754,380
Sales and marketing	25,762,671	332,562	26,095,233

Total operating expenses	51,819,734	2,011,911	53,831,645

Government subsidies	567,373	—	567,373
Loss from operations	(7,374,006)	(431,113)	(7,805,119)

Total assets	137,075,374	28,534,063	165,609,437

Enterprise wide disclose

The Group derives revenue from external customers for each of the following services during the years presented:

	Years ended December 31,
	2009	2010	2011
Subscription fees	$47,201,162	$49,518,331	$43,100,486
Advertising revenue	3,985,699	7,031,219	6,243,748
Brokerage service revenue	2,228,630	3,003,246	3,539,664
Others	190,386	163,246	124,167

Total revenue from external customers	$53,605,877	$59,716,042	$53,008,065

Substantially all of the Company’s revenues for the years ended December 31, 2009, 2010 and 2011 were generated from the PRC and Hong Kong.

As of December 31, 2009, 2010 and 2011, respectively, substantially all of long-lived assets of the Group are located in the PRC and Hong Kong.

STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES AND RESTRICTED NET ASSETS

23.     STATUTORY RESERVES AND RESTRICTED NET ASSETS

PRC legal restrictions permit payments of dividends by the Group’s PRC entities only out of their retained earnings, if any, determined in accordance with PRC regulations. Prior to payment of dividends, pursuant to the laws applicable to the PRC Domestic Enterprises and PRC Foreign Investment Enterprises, the PRC entities must make appropriations from after-tax profit to non-distributable statutory reserve funds as determined by the Board of Directors of the Group. These reserve funds include the (1) general reserve, (2) enterprise expansion fund and (3) staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of not less than 10% of after-tax profit (as determined under accounting principles and financial regulations applicable to PRC enterprises at each year-end); the other two funds are to be made at the discretion of the board of directors of each of the Group’s subsidiaries.

These reserve funds can only be used for specific purposes and are not distributable as cash dividends.

The appropriation to these reserves by the Group’s PRC subsidiaries were $ nil, $221,679 and $118,265 in 2009, 2010 and 2011.

The balance of the statutory reserves was 5,707,477 and 5,825,742 as of December 31 2010 and 2011. Such reserves have been included in the retained earnings of the Company’s consolidated balance sheet.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC subsidiaries and VIEs. As of December 31, 2011, the aggregate amounts restricted which represented the amount of net assets of the relevant subsidiaries and VIEs in the Group not available for distribution was $68,704,121. As a result of the above restrictions, parent-only financials are presented on financial statement Schedule I.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT

24.    SUBSEQUENT EVENT

In January 2012, CFO Software, one subsidiary of the Company, acquired a CSRC licensed securities investment advisory firm through VIE contractual agreements for a consideration of $2,061,000. As a result of entering into the contractual agreements, the Group has the power to direct the activities of this advisory firm that most significantly affect its economic performance and the right to receive benefits from this advisory firm and hence, the Group became the primary beneficiary of this advisory firm. The group is still in the process of preparing the purchase price allocation for this transaction.

Schedule I Financial information of Parent Company	12 Months Ended
Dec. 31, 2011
Schedule I Financial information of Parent Company

CHINA FINANCE ONLINE CO. LIMITED

Additional Information—Financial Statement Schedule I

Financial information of Parent Company

Balance sheets

(In U.S. dollars, except share-related data)

	December 31,
	2010	2011
Assets

Current assets:
Cash and cash equivalents	$2,808,010	$2,703,639
Amounts due from subsidiaries, VIEs and VIEs’ subsidiaries	3,637,539	3,213,777
Prepaid expenses and other current assets	99,156	131,022
Dividends receivable	26,638,314	27,205,250

Total current assets	33,183,019	33,253,688

Investments in subsidiaries, VIEs and VIEs’ subsidiaries	72,211,545	58,968,066
Cost method investment	1,479,571	—
Goodwill	50,534	—

Total assets	$106,924,669	$92,221,754

Liabilities and shareholders’ equity

Current liabilities:
Accrued expenses and other current liabilities	313,903	261,874
Amounts due to subsidiaries, VIEs and VIEs’ subsidiaries	710,861	1,018,731

Total current liabilities	$1,024,764	$1,280,605

Shareholders’ equity
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,887,883 and 110,935,383 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	14,319	14,325
Additional paid-in capital	78,974,697	80,446,578
Accumulated other comprehensive income	8,030,982	10,927,248
Retained earnings (deficits)	18,879,907	(447,002)

Total shareholders’ equity	105,899,905	90,941,149

Total liabilities and shareholders’ equity	$106,924,669	$92,221,754

CHINA FINANCE ONLINE CO. LIMITED

Financial information of Parent Company

Statements of operations

(In U.S. dollars)

	December 31,
	2009	2010	2011
Cost of revenues	$—	$139,276	$43,976

Gross loss	—	(139,276)	(43,976)
Operating expenses:
General and administrative	1,071,533	760,786	1,428,893
Product development	—	53,202	75,482
Share-based compensation	6,600,716	4,420,572	945,868
Loss from impairment of goodwill	—	—	50,534

Total operating expenses	7,672,249	5,234,560	2,500,777

Interest income	4,510	2,249	1,402
Equity in earnings (deficits) of subsidiaries, VIEs and VIEs’ subsidiaries	1,469,390	6,500,738	(16,643,739)
Exchange gain (loss)	(21,394)	830,971	1,339,752
Loss from impairment of cost method investment	—	—	(1,479,571)

Net income (loss)	$(6,219,743)	$1,960,122	$(19,326,909)

CHINA FINANCE ONLINE CO. LIMITED

Financial Information of Parent Company

Parent Company Statement of Shareholders’ Equity and Comprehensive Income

(In U.S. dollars, except share data)

	Ordinary shares		Additional paid-in	Accumulated other comprehensive	Retained	Total shareholders’	Comprehensive
	Shares	Amount	capital	income (loss)	earnings	equity	income
Balance as of January 1, 2009	110,014,433	14,206	67,340,543	6,448,078	23,139,528	96,942,355
Exercise of share options by employees	185,730	24	181,357	—	—	181,381
Exercise of share options by non-employees	50,000	7	7,993	—	—	8,000
Share-based compensation	—	—	6,600,716	—	—	6,600,716
Foreign currency translation adjustment	—	—	—	(105,313)	—	(105,313)	(105,313)
Net loss	—	—	—	—	(6,219,743)	(6,219,743)	(6,219,743)

Balance as of December 31, 2009	110,250,163	14,237	74,130,609	6,342,765	16,919,785	97,407,396	(6,325,056)

Exercise of share options by employees	637,720	82	717,175	—	—	717,257
Share-based compensation	—	—	4,420,572	—	—	4,420,572
Equity pick up from compensation of a subsidiary	—	—	84,234	—	—	84,234
Acquisition of noncontrolling interest of CFO Securities Consulting	—	—	(377,893)	—	—	(377,893)
Foreign currency translation adjustment	—	—	—	1,688,217	—	1,688,217	1,688,217
Net income	—	—	—	—	1,960,122	1,960,122	1,960,122

Balance as of December 31, 2010	110,887,883	14,319	78,974,697	8,030,982	18,879,907	105,899,905	3,648,339

Exercise of share options by employees	47,500	6	22,019	—	—	22,025
Share-based compensation	—	—	945,868	—	—	945,868
Equity pick up from compensation of a subsidiary	—	—	503,994	—	—	503,994
Net unrealized losses on available-for-sale securities, net of tax effects of $(5,728)	—	—	—	(32,457)	—	(32,457)	(32,457)
Foreign currency translation adjustment	—	—	—	2,928,723	—	2,928,723	2,928,723
Net loss	—	—	—	—	(19,326,909)	(19,326,909)	(19,326,909)

Balance as of December 31, 2011	110,935,383	14,325	80,446,578	10,927,248	(447,002)	90,941,149	(16,430,643)

CHINA FINANCE ONLINE CO. LIMITED

Financial information of Parent Company

Statements of cash flows

(In U.S. dollars, except share-related data)

	December 31,
	2009	2010	2011
Operating activities:
Net income (loss)	$(6,219,743)	$1,960,122	$(19,326,909)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	6,600,716	4,420,572	945,868
Loss from impairment of cost method investment	—	—	1,479,571
Loss from impairment of goodwill	—	—	50,534
Equity in earnings (deficits) of subsidiaries, VIEs and VIEs’ subsidiaries	(1,469,390)	(6,500,738)	16,643,739
Changes in assets and liabilities:
Prepaid expenses and other current assets	28,525	(78,804)	(31,865)
Amounts due from subsidiaries, VIEs and VIEs’ subsidiaries	(105,742)	(1,845,474)	(902,476)
Accrued expenses and other current liabilities	31,836	(53,454)	(52,029)
Amounts due to subsidiaries, VIEs and VIEs’ subsidiaries	129,250	568,289	307,870

Net cash used in operating activities	(1,004,548)	(1,529,487)	(885,697)

Investing activities:
Dividend received from subsidiaries	—	—	759,301
Net cash provided by investing activities	—	—	759,301

Financing activities:
Proceeds from stock options exercised by employees	181,381	717,257	22,025
Proceeds from exercise of options granted to non-employee	8,000	—	—

Net cash provided by financing activities	189,381	717,257	22,025

Effect of exchange rate changes	(2)	2	—

Net decrease in cash and cash equivalents	(815,169)	(812,228)	(104,371)
Cash and cash equivalents, beginning of the year	4,435,407	3,620,238	2,808,010

Cash and cash equivalents, end of the year	$3,620,238	$2,808,010	$2,703,639

Note:

Basis for preparation

The parent-company Financial Information of China Finance Online has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that China Finance Online has used equity method to account for its investments in its subsidiaries and variable interest entities.